Contributed Equity - Ordinary Share Capital (Parenthetical) (Details) - $ / shares																																						12 Months Ended
	Dec. 12, 2024	Dec. 02, 2024	Nov. 12, 2024	Nov. 01, 2024	Oct. 02, 2024	Sep. 24, 2024	Sep. 19, 2024	Sep. 04, 2024	Sep. 02, 2024	Jul. 29, 2024	Jul. 16, 2024	Jul. 12, 2024	Jun. 28, 2024	Jun. 13, 2024	Jun. 04, 2024	May 02, 2024	Apr. 19, 2024	Apr. 18, 2024	Mar. 14, 2024	Feb. 15, 2024	Jan. 19, 2024	Dec. 14, 2023	Dec. 08, 2023	Nov. 28, 2023	Nov. 21, 2023	Oct. 24, 2023	Oct. 20, 2023	Sep. 01, 2023	Aug. 29, 2023	Aug. 21, 2023	Aug. 01, 2023	Jul. 21, 2023	Jun. 29, 2023	May 01, 2023	Apr. 12, 2023	Mar. 23, 2023	Mar. 15, 2023	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2024	Jun. 21, 2023	Jul. 07, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																																									45,221,586
Institutional Placement | Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																																								74,100,000
Placement Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price		$ 0.6
Number of Shares		74,064,647
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price											$ 0.5							$ 0.5								$ 0.55			$ 0.7							$ 0.9	$ 0.5
Number of Shares											3,415,759							33,334								150,000			500,000							66,666	33,333
Number of shares issued											12,000,000
Exercise of Share Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares									65,405																				419,719
Number of shares issued																													419,719													302,539
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	113,029		7,522	7,321	2,479	33,193	46,005	618,129	250,000	16,684		297,885	15,409	32,042	8,987	35,490	9,041		3,841	7,130	125,200	92,000	21,563	2,178	7,526		18,174	250,000		4,312	6,002	314,276	39,515	23,356	1,910		8,309
Exercise of Performance Rights | Nick Liveris
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights																																						359,422
Exercise of Performance Rights | Chris Burns
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights																																						759,931
Exercise of Performance Rights | Non-KMP
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights																																						110,686	699,961
Exercise of Performance Rights | KMP
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights																																						1,518,701
Exercise of Performance Rights | Rashda Buttar
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights																																						295,479	89,160
Exercise of Performance Rights | Darcy MacDougald
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights																																						103,869